Non-financial assets and liabilities - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2023	Jun. 30, 2022
Employee benefits
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Current provisions for accrued annual leave	$ 1.0	$ 1.0